Property, Plant, and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant, and Equipment (Textual)
Depreciation expense	$ 6,029	$ 5,859	$ 12,058	$ 11,567	$ 23,606	$ 16,461